Offerings	Jul. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Valion Bio, Inc. (formerly known as Tivic Health Systems, Inc.) (the “Company”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The proposed maximum aggregate combined offering price of the Common Stock and Common Warrants is estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended, and will be reduced on a dollar-for-dollar basis based on the combined offering price of any Pre-Funded Warrants and Common Warrants issued in the offering, and the proposed maximum aggregate combined offering price of the Pre-Funded Warrants and Common Stock to be issued in the offering will be reduced on a dollar-for-dollar basis based on the combined offering price of any Common Stock and Common Warrants issued in the offering. Accordingly, the proposed maximum aggregate combined offering price of the Common Stock and Common Warrants and Pre-Funded Warrants and Common Warrants (including the common stock issuable upon exercise of the Pre-Funded warrants and Common Warrants), if any, is $15,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Common Warrants
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The proposed maximum aggregate combined offering price of the Common Stock and Common Warrant is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Each Common Warrant will have an exercise price of 100% of the combined public offering price per share of common stock and Common Warrant, will become exercisable commencing on the date of issuance, and will expire five years from the date of issuance.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. No fee required pursuant to Rule 457(g) under the Securities Act. The registrant may issue Pre-Funded Warrants to purchase Shares of Common Stock in the offering. The purchase price of each Pre-Funded Warrant will equal the combined public offering price per share of Common Stock and Common Warrant are being sold to the public in this offering, minus $0.0001, which constitutes the pre-funded portion of the exercise price, and the remaining unpaid exercise price of the pre-funded warrant will equal $0.0001 per share (subject to adjustment as provided for therein).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre- Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agents Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Placement Agent Warrants
Maximum Aggregate Offering Price	$ 990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 136.72
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The proposed maximum aggregate combined offering price of the Common Stock and Common Warrant is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. We have agreed to issue to the placement agent the Placement Agent Warrants to purchase Shares of Common Stock representing up to 6% of the warrants issued to investors in the offering. The Placement Agent Warrants are exercisable at a per share exercise price equal to 110% of the combined public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Placement Agent Warrants is $990,000 which is equal to 110% of $900,000 (which is 6% of $15,000,000).